SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2021
Computer and Office Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	3 years
Computer and Office Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	5 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	3 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	5 years
Motor Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	4 years
Motor Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	5 years
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	20 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	The shorter of lease terms and estimated useful lives